Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 20 — SHAREHOLDERS’ EQUITY

Ordinary shares

As of December 31, 2024 and 2025, the Company was authorized to issue 62,500,000 ordinary shares including 50,000,000 Ordinary Shares and 12,500,000 Undesignated Shares, $0.0008 par value per share. The share data has been retroactively restated to reflect the current capital structure of the Company.

Business Combination

In connection with the Business Combination, the audited consolidated statements of changes in shareholders’ equity have been retroactively restated to reflect the number of shares received by PSI in the First Merger. The audited consolidated statements of changes in shareholders’ equity as of December 31, 2024 reflects the following transactions consummated in connection with the Business Combination in regards to outstanding ordinary shares of the Company: (i) the conversion of 200,000 ordinary shares of PSI to 2,500,000 of the Company’s ordinary shares; (ii) the conversion of AIB securities equivalents to 3,581,061 ordinary shares to 447,633 of the Company’s ordinary shares; (iii) issuance of 62,734 ordinary shares of the Company for underwriting and advisory services provided by Maxim Group LLC and its affiliate; and (iv) issuance of 25,000 ordinary shares of the Company for reverse recapitalization incremental cost.

Reverse Stock Split

Please refer to Note 1 regarding the Reverse Stock Split for details.

Private Placement

Please refer to Note 1 regarding the Private Placement for details.

Share options

In connection with the 2024 Plan as defined and mentioned in Note 21, 211,750 and 43,750 share options were exercised during the years ended December 31, 2024 and 2025, respectively. As of December 31, 2024 and 2025, 211,750 and 255,500 ordinary shares of the Company were issued accordingly.

Dividends

The ordinary shareholders are entitled to receive dividends, if and when declared by the Company’s board of directors. In November 2023, PSI declared and made dividends of $158.4 per ordinary shares in the amount of $3,964,212 to its ordinary shareholders. There is no declaration of dividends for the years ended December 31, 2024 and 2025.

Change of controlling shareholder

On August 26, 2025, certain shareholders of the Company entered into a definitive share purchase agreement with Great Rank Limited (the “Purchaser”) to transfer in aggregate 2,089,000 ordinary shares of the Company to the Purchaser. The controlling shareholder was then changed from Mr. Yee Kit Chan to Mr. Huaixi Yang accordingly. Mr. Huaixi Yang’s shareholding was further diluted after the Private Placement and he is no longer the controlling shareholder since then.